Document and Entity Information	21 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	I-LEVEL MEDIA GROUP INC
Entity Central Index Key	0001355559
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Amendment Description	Amendment No. 2
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012